Risk Management - Schedule of Capital Ratios (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Capital Ratios [Line Items]
Total capital	R$ 4,236,734	R$ 2,401,814
Risk-weighted assets	R$ 26,594,505	R$ 20,460,446
Common equity Tier I ratio	13.90%	9.25%
Tier I ratio	13.90%	9.25%
Car (total capital ratio)	15.93%	11.74%
Common Equity Tier I [Member]
Schedule of Capital Ratios [Line Items]
Total capital	R$ 3,697,562	R$ 1,893,357
Tier I [Member]
Schedule of Capital Ratios [Line Items]
Total capital	3,697,562	1,893,357
Tier II [Member]
Schedule of Capital Ratios [Line Items]
Total capital	539,172	508,457
Credit Risk (RWA CPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	22,227,973	16,534,435
Market Risk (RWA MPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	7,956	75,125
Operational Risk (RWA OPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	2,424,346	1,972,208
Payment Service Risk (RWA SP) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	R$ 1,934,230	R$ 1,878,678